Revenue - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 12, 2023	Dec. 31, 2023	Dec. 31, 2022
Categories Of Royalty And Other Property Interests [Line Items]
Cash payments received		$ 654	$ 7,411
Milestone payment		0	4
Equity payments received		$ 2,563	$ 947
Timok
Categories Of Royalty And Other Property Interests [Line Items]
Share of royalty income of associates and joint ventures accounted for using equity method	$ 6,676